Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (134.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.4%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A2	$1,700,000	$1,862,385
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,384,460
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,537,995
5.00%, 9/15/33	AA	275,000	337,051

			7,121,891
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,500,000	1,713,090
4.00%, 10/1/44	A+/F	4,180,000	4,806,666

			6,519,756
Arizona (2.9%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,403,100
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group), 4.00%, 11/1/50	A	2,855,000	3,327,845
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	572,261
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	398,185
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	804,255
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	390,000	410,814
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,104,720
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,811,228
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	590,200
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,322,485

			13,745,093
California (5.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	574,431
CA State G.O. Bonds 4.00%, 11/1/33(T)	Aa2	10,000,000	12,093,691
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	400,000	446,408
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,511,130
4.75%, 11/1/46	A	750,000	857,100
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	471,123
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,602,625
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A-	600,000	621,630
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,382,763
San Bernardino Cnty., FRB, Ser. C, 0.374%, 8/1/23	AA+	1,675,000	1,661,684
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	80,000	80,354

			24,302,939
Colorado (3.3%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,130,170
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,126,700
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	589,265
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	3,027,996
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	229,386
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,603,668
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa2	800,000	960,384
4.00%, 7/15/35	Baa2	1,000,000	1,215,050
3.00%, 7/15/37	Baa2	850,000	909,262
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	607,002
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33	AA	255,000	327,846
5.00%, 12/15/32	AA	160,000	185,914
5.00%, 12/15/31	AA	135,000	157,279
5.00%, 12/1/30	AA	215,000	280,399
5.00%, 12/1/29	AA	210,000	275,285
5.00%, 12/15/28	AA	130,000	152,776
5.00%, 12/1/28	AA	210,000	270,245
5.00%, 12/1/27	AA	200,000	251,864
5.00%, 12/15/26	AA	135,000	159,878
5.00%, 12/1/26	AA	190,000	233,628

			15,693,997
Connecticut (1.5%)
CT State Special Tax, 4.00%, 5/1/39	A+	1,700,000	2,027,182
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-2, 4.40%, 11/15/43	Aaa	4,000,000	4,024,280
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,126,130

			7,177,592
District of Columbia (2.6%)
DC Rev. Bonds
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	507,375
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,771,560
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,353,640
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,803,450
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,005,470
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/53(T)	A-	1,290,000	1,460,141
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,468,294
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,219,075

			12,589,005
Florida (4.5%)
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	868,880
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,620,800
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,536,813
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A2	5,000,000	5,689,950
5.00%, 10/1/32	A2	3,790,000	4,337,958
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,491,305
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	500,000	602,730
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	400,428
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,500,000	2,604,250
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A3	600,000	695,418
4.00%, 10/15/36	A3	500,000	584,045

			21,432,577
Georgia (1.7%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/22	A3	1,625,000	1,735,841
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	1,100,000	1,099,725
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	4,078,550
5.00%, 1/1/56	A2	1,000,000	1,209,210

			8,123,326
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	366,420
Ser. A, 4.00%, 7/1/35	Aa3	1,700,000	2,057,459

			2,423,879
Illinois (20.1%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,339,136
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,588,734
Ser. A, 5.00%, 1/1/27	BBB+	1,850,000	2,227,881
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	2,250,000	2,506,838
Ser. H, 5.00%, 12/1/36	BB-	500,000	595,660
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,476,305
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	523,185
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,349,525
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,435,394
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,314,614
Ser. A, 5.00%, 1/1/38	A	100,000	123,735
Ser. A, 5.00%, 1/1/37	A	300,000	372,132
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,491,640
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	1,034,784
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	2,029,675
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,556,464
IL State G.O. Bonds
5.50%, 7/1/38	Baa3	2,280,000	2,463,380
5.50%, 5/1/30	Baa3	1,250,000	1,623,775
5.00%, 11/1/41	Baa3	1,000,000	1,137,100
5.00%, 1/1/41	Baa3	500,000	560,170
5.00%, 2/1/39	Baa3	300,000	323,448
Ser. A, 5.00%, 5/1/38	Baa3	1,500,000	1,763,085
5.00%, 1/1/35	Baa3	1,000,000	1,132,950
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,825,998
Ser. C, 5.00%, 11/1/29	Baa3	1,850,000	2,195,173
5.00%, 2/1/29	Baa3	1,425,000	1,690,022
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	3,030,625
Ser. D, 5.00%, 11/1/28	Baa3	2,250,000	2,686,950
Ser. D, 5.00%, 11/1/27	Baa3	1,000,000	1,201,450
Ser. A, 5.00%, 12/1/24	Baa3	2,370,000	2,712,133
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.598%, 11/1/34	A2	3,915,000	3,897,852
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,140,374
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	569,870
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	A1	1,100,000	1,303,742
5.00%, 10/1/36	A1	600,000	729,546
5.00%, 10/1/34	A1	500,000	613,075
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	2,000,000	2,187,340
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,101,060
Lake Cnty., Cmnty. Cons. School Dist. No. 73 Hawthorn G.O. Bonds, NATL
zero %, 12/1/21	AA+	1,300,000	1,294,722
zero %, 12/1/21 (Escrowed to maturity)	Aa2	505,000	503,995
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB	1,000,000	824,960
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	Baa2	12,000,000	9,736,800
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA	1,310,000	1,630,164
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,718,790
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,511,115
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,787,408
Ser. A, 4.00%, 1/1/39	AA-	2,000,000	2,293,720
Ser. A, 4.00%, 1/1/38	AA-	500,000	575,005
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,747,833

			96,479,332
Indiana (1.3%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,112,933
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	185,639
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41	BBB/F	1,000,000	1,025,340
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,883,708

			6,207,620
Kentucky (3.0%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,109,300
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,225,290
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	874,103
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	6,283,255
Mandatory Put Bonds (1/1/25) Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,377,760
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A	1,030,000	1,162,932
5.00%, 7/1/31	A	385,000	435,797

			14,468,437
Louisiana (1.0%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,626,384
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	3,130,310

			4,756,694
Maryland (1.5%)
Baltimore Cnty., Rev. Bonds, (Oak Crest Village, Inc.)
4.00%, 1/1/50	A/F	2,000,000	2,229,280
4.00%, 1/1/45	A/F	1,750,000	1,956,465
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	499,248
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,515,726
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/46	BBB-	750,000	850,973

			7,051,692
Massachusetts (4.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	500,000	537,755
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,195,359
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,107,680
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	6,147,186
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	221,440	39,633
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	1,410,000	1,544,796
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	917,776
4.375%, 1/1/32	AA	100,000	105,314
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	8,769,651

			20,365,150
Michigan (9.6%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,687
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,266,220
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,953,280
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,434,277
MI State Fin. Auth. Rev. Bonds
(Tobacco Settlement), Ser. B-1, Class 2, 5.00%, 6/1/49	BBB-	2,500,000	3,088,875
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,812,211
(MidMichigan Hlth.), 5.00%, 6/1/39 (Prerefunded 6/1/24)	A+	1,000,000	1,153,110
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,100,000	1,281,907
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	2,221,366
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,177,180
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	114,244
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	850,000	972,001
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	935,228
MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Health Corp. Oblig. Group), Ser. A1, 4.00%, 12/1/49(T)	Aa3	2,575,000	3,021,168
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47(T)	Aa3	8,500,000	9,253,761
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,080,503
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,423,529	5,234,523
4.00%, 5/1/50(T)	Aa1	4,976,471	5,878,783

			46,101,324
Missouri (3.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	6,233,700
AGM, 4.00%, 3/1/57	AA	6,000,000	6,908,220
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,523,140

			15,665,060
Nebraska (1.7%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	2,150,000	2,479,853
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	5,250,000	5,905,988

			8,385,841
Nevada (1.2%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	4,115,592
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,228,140
2.50%, 6/15/24	Ba2	430,000	434,141

			5,777,873
New Hampshire (2.2%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	2,540,000	2,589,098
4.25%, 8/15/46	BBB/P	1,210,000	1,233,656
4.125%, 8/15/40	BBB/P	1,070,000	1,090,630
National Fin. Auth. 144A Mandatory Put Bonds (7/2/40), (Covanta Holding Corp.), Ser. B, 3.75%, 7/1/45	B1	1,000,000	1,042,970
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,149,990
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	589,340
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,912,325

			10,608,009
New Jersey (8.8%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,556,386
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	555,030
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,754,610
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,604,950
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	893,535
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	481,492
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,542,515
5.00%, 6/15/26	Baa2	500,000	524,610
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	2,000,000	2,341,240
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,505,160
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	600,000	750,858
Ser. AA, 5.00%, 6/15/38	Baa1	1,225,000	1,507,007
Ser. A, 5.00%, 12/15/36	Baa1	1,000,000	1,234,840
Ser. A, 5.00%, 12/15/34	Baa1	4,920,000	6,112,313
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,263,584
Ser. AA, 4.00%, 6/15/50	Baa1	5,175,000	5,942,608
Ser. AA, 4.00%, 6/15/45	Baa1	1,000,000	1,156,930
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 11/1/45	BBB+	3,350,000	4,266,426

			41,994,094
New Mexico (0.5%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	1,069,322
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,489,258

			2,558,580
New York (11.6%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,849,290
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,120,540
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.49%, 11/1/26	AA	3,315,000	3,312,116
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,314,590
(Future Tax), 4.00%, 5/1/40	AAA	500,000	603,060
(Future Tax), Ser. C-1, 4.00%, 5/1/40(T)	AAA	11,825,000	14,266,043
Ser. C-1, 4.00%, 5/1/39	AAA	500,000	604,495
4.00%, 5/1/38	AAA	700,000	848,645
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	60,000	60,107
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa2	4,750,000	5,564,578
4.00%, 2/15/40	Aa2	1,500,000	1,789,380
4.00%, 2/15/39	Aa2	1,200,000	1,434,444
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/42(T)	Aa2	10,845,000	13,223,672
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,172,680
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,130,180
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,476,260
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,974,954

			55,745,034
North Carolina (1.8%)
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	558,025
NC State Tpk. Auth. Rev. Bonds
(Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	2,800,000	3,483,536
(Monroe Expressway Syst.), 5.00%, 7/1/40(WIS)	Aa1	1,500,000	2,012,835
(Monroe Expressway Syst.), 5.00%, 7/1/34(WIS)	Aa1	2,000,000	2,746,120

			8,800,516
Ohio (9.6%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA-	525,000	596,773
4.00%, 12/1/36	AA-	655,000	746,032
4.00%, 12/1/35	AA-	1,260,000	1,438,605
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	8,180,000	9,538,780
Ser. A-2, Class 1, 4.00%, 6/1/48	BBB+	1,250,000	1,452,563
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	546,100
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/F	1,060,000	1,116,053
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	65,000	70,233
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,330,871
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,609
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,850,000	3,354,051
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44(T)	Aa1	10,000,000	11,814,153
OH State Higher Edl. Fac. Comm. Rev. Bonds
(John Carroll U.), 4.00%, 10/1/50	A3	3,500,000	3,900,645
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	4,113,491
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,294,166
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	701,026
5.00%, 2/15/32	A3	745,000	866,122
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	654,981
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	126,698
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	553,835
5.00%, 7/1/32	A	250,000	277,753

			45,989,540
Oregon (1.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	1,077,840
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,312,055
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,320,000	1,325,056
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	738,771
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,796,100

			7,249,822
Pennsylvania (5.1%)
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	229,662
5.00%, 1/1/31	BBB+/F	1,000,000	1,150,850
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	539,105
5.00%, 3/1/40	BB+/F	500,000	545,385
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,072,690
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,069,940
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Management, Inc.), Ser. A, 1.75%, 8/1/38	A-	5,000,000	5,229,150
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	516,400
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	2,400,000	2,974,584
Ser. A, 4.00%, 12/1/46	A	1,500,000	1,764,990
Ser. A, 4.00%, 12/1/45	A	500,000	589,205
zero %, 12/1/44	A2	4,385,000	4,880,724
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,181,800
Philadelphia, School Dist. G.O. Bonds, Ser. A, 4.00%, 9/1/38	A2	1,750,000	2,041,760
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	541,823

			24,328,068
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	3,022,965

			3,022,965
South Carolina (4.0%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	6,000,000	7,143,060
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,593,240
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,156,969
Ser. B, 5.00%, 12/1/56	A2	210,000	255,261
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,331,360
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,289,747
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,435,000

			19,204,637
Tennessee (1.7%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	5,600,650
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	2,250,000	2,329,313

			7,929,963
Texas (9.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	568,830
PSFG, 5.00%, 12/1/35	AAA	500,000	617,365
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	637,884
5.00%, 10/1/34	A3	530,000	583,896
Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A-	3,940,000	4,938,357
(Sr. Lien), Ser. A, 5.00%, 1/1/33 (Prerefunded 1/1/23)	A-	425,000	464,291
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,337,358
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	358,437
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	1,500,000	1,551,225
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,100,500
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	832,424
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,149,040
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,884,420
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	523,400
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,084,630
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,084,630
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	600,000	702,678
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,831,760
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,284,360
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,657,090
TX State G.O. Bonds, Ser. A, 5.00%, 10/1/44(T)	AAA	9,855,000	11,588,233
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,405,124
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	2,000,000	2,273,020
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	342,717

			45,801,669
Virginia (1.9%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	425,000	473,544
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	5,013,513
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/40	A/F	3,000,000	3,406,320

			8,893,377
Washington (1.6%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,900,814
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	978,014
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,163,951
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.182%, 1/1/42	A+	1,500,000	1,507,725

			7,550,504
Wisconsin (2.1%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	368,011
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,224,432
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	774,410
4.00%, 7/1/45	AA	600,000	667,326
4.00%, 7/1/40	AA	500,000	562,980
4.00%, 7/1/38	AA	435,000	491,776
4.00%, 7/1/36	AA	340,000	386,332
4.00%, 7/1/34	AA	300,000	342,699
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,212,790
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	461,037
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,508,770
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	270,424

			10,270,987

Total municipal bonds and notes (cost $590,502,649)			$644,336,843

SHORT-TERM INVESTMENTS (7.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	33,380,824	$33,380,824
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	260,000	260,000

Total short-term investments (cost $33,640,824)		$33,640,824
TOTAL INVESTMENTS

Total investments (cost $624,143,473)		$677,977,667

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$12,000,000	$28,104	$—	3/11/21	—	0.33% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$28,104
Citibank, N.A.
2,925,000	4,692	—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	4,692
12,000,000	235,380	—	2/17/21	—	0.955% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	235,380
Morgan Stanley & Co. International PLC
1,200,000	12,876	—	4/14/21	—	0.93% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(12,876)
2,250,000	24,143	—	4/14/21	—	0.93% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(24,143)
2,535,000	25,642	—	4/20/21	—	0.93% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(25,642)
5,070,000	20,447	—	4/20/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	20,447
4,500,000	19,368	—	4/14/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	19,368
2,400,000	10,330	—	4/14/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	10,330
1,690,000	32,220	—	4/20/21	—	1.60% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	32,220

Upfront premium received		—	Unrealized appreciation			350,541

Upfront premium (paid)		—	Unrealized (depreciation)			(62,661)

Total		$—			Total	$287,880

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $479,438,098.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$11,077,023	$123,267,153	$100,963,352	$36,292	$33,380,824

	Total Short-term investments	$11,077,023	$123,267,153	$100,963,352	$36,292	$33,380,824
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security (Note 1).
	At the close of the reporting period, the fund maintained liquid assets totaling $127,998,110 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.04%, 0.12% and 0.20%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.8%
	Transportation	20.9
	Tax bonds	18.0
	State debt	17.6
	Utilities	11.8
	Education	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $98,072,113 were held by the TOB trust and served as collateral for $57,657,252 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $65,988 for these investments based on an average interest rate of 0.16%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$644,336,843	$—
Short-term investments	260,000	33,380,824	—

Totals by level	$260,000	$677,717,667	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	—	$287,880	—

Totals by level	$—	$287,880	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
OTC interest rate swap contracts (notional)	$6,700,000
OTC total return swap contracts (notional)	$27,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com